Exposure to future changes in interest rates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	R$ 46,895,240	R$ 12,942,667
Hedge of interest payments on funding	97,361,681	128,431,775
Total	144,256,921	141,374,442
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	47,164,744	13,197,717
Hedge of interest payments on funding	96,910,430	126,398,921
Total	144,075,174	139,596,638
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(933,758)	100,114
Hedge of interest payments on funding	215,196	(316,082)
Total	(718,562)	(215,968)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(513,567)	55,063
Hedge of interest payments on funding	118,358	(173,845)
Total	R$ (395,209)	R$ (118,782)